September 21, 2018

ADVANTAGE FUNDS, INC.

-          Dreyfus Global Dynamic Bond Income Fund

-          Dreyfus Global Real Return Fund

-          Dreyfus Global Multi-Asset Income Fund

DREYFUS BNY MELLON FUNDS, INC.

-          Dreyfus Global Emerging Markets Fund

DREYFUS INVESTMENT FUNDS

-          Dreyfus/Newton International Equity Fund

DREYFUS VARIABLE INVESTMENT FUND

-          International Equity Portfolio

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THE DREYFUS/LAUREL FUNDS TRUST

-          Dreyfus Global Equity Income Fund

SUPPLEMENT TO CURRENT PROSPECTUS

The following information supplements the information contained in the section of the Prospectus entitled "Fund Details – Goal and Approach":

Integrated into the investment process, Newton has a well-established approach to responsible investment. This process includes identifying and considering the Environmental, Social and Governance (ESG) risks, opportunities and issues throughout the research process via Newton’s proprietary quality reviews, in an effort to ensure that any material ESG issues are considered.